Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail) £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 405	£ 395
300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of noncontrolling interests [line items]
Reserve Capital Instruments annual bear interest rate	0.07037
First call date	2026-02
Non-controlling interests	£ 235	235
Reserve Capital Instruments annual bear interest rate	0.07037
PSA Finance UK Limited
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 170	£ 160